Related Party Disclosures (Details) - wix:EquityMethodInvestment $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Related Party Transaction [Line Items]
wix:EquityMethodInvestmentAggregateInvestment	$ 9,250
Equity Method Investment, Ownership Percentage	30.00%
Payments to Acquire Equity Method Investments	$ 1,950